ATA INC (Parent Company) (Details 2)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY
Condensed Statements of Comprehensive Income
Operating expenses	$ (24,285,147)	(150,830,194)	(128,781,530)	(133,795,427)	$ (1,218,437)	(7,567,474)	(7,487,523)	(8,754,744)
Investment income					4,940,689	30,685,632	60,175,402	27,535,955
Interest income	502,722	3,122,304	2,061,020	1,035,607	18,139	112,656	377,333	97,045
Foreign currency exchange gains (losses), net	12,436	77,240	3,633,543	1,138,484	(3,675)	(22,824)	2,776,258	875,760
Earnings before income taxes	4,864,587	30,212,972	70,180,552	23,066,303	3,736,716	23,207,990	55,841,470	19,754,016
Income tax expense	1,127,871	7,004,982	14,339,082	3,312,287
Net income	3,736,716	23,207,990	55,841,470	19,754,016	3,736,716	23,207,990	55,841,470	19,754,016
Foreign currency translation adjustment, net of nil income taxes	(60,338)	(374,747)	(3,787,210)	(5,817,855)	(60,338)	(374,747)	(3,787,210)	(5,817,855)
Comprehensive income	$ 3,676,378	22,833,243	52,054,260	13,936,161	$ 3,676,378	22,833,243	52,054,260	13,936,161